Derivative financial instrument liabilities (Details 2) - Derivative Warrant Liabilities [Member] - $ / shares	6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2025	May 31, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Share price		$ 0.33	$ 0.39
Dividend yield	0.00%		0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate		3.93%	3.82%
Expected volatility		41.00%	47.00%
Remaining term (in years)		8 months 12 days	1 year 6 months
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate		4.21%	4.13%
Expected volatility		43.00%	49.00%
Remaining term (in years)		1 year 8 months 12 days	2 years 4 months 24 days